Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Additional Information (Detail) - MMBbls	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Tax rate effect from change in tax rate	10.00%
Million barrel of oil equivalent [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved developed and undeveloped reserves revisions made during the year	12.66	23.01	12.47
Proved developed and undeveloped reserves improved production performance	7.33	9.66	8.94
Proved developed and undeveloped reserves revision in commodity prices	19.99	13.35	3.53
Proved developed and undeveloped reserves production	22.46	24.96	31.35
Proved developed and undeveloped reserves	87.66	122.6	123.88	142.72
Cbos one and two production development and exploration [member] | Million barrel of oil equivalent [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved developed and undeveloped reserves revisions made during the year	0.55	0.51	0.06
KG-ONN-2003/1 [member] | Million barrel of oil equivalent [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved developed and undeveloped reserves revisions made during the year		0	0.16
Rjon ninety exploration development and production [member] | Million barrel of oil equivalent [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved developed and undeveloped reserves revisions made during the year	13.9	21.41	12.23
Ravva block - Exploration and production [member] | Million barrel of oil equivalent [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved developed and undeveloped reserves revisions made during the year	0.68	1.09	0.34
Saraswati four basement filed [member] | Million barrel of oil equivalent [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved developed and undeveloped reserves extensions discoveries and additions			0.04
Nl and rageeshwari south one fields [member] | Million barrel of oil equivalent [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved developed and undeveloped reserves extensions discoveries and additions		0.67
Hazarigaon block [member] | Million barrel of oil equivalent [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Proved developed and undeveloped reserves extensions discoveries and additions	0.19